Employee Benefits Obligation - Additional information (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Weighted average duration of defined benefit obligation	14 years	15 years